Warrants - Additional Information (Detail) $ / shares in Units, $ in Thousands		1 Months Ended
	Feb. 17, 2021 Day $ / shares shares	Mar. 17, 2021 shares	Sep. 30, 2021 USD ($) $ / shares shares	Feb. 03, 2021 $ / shares	Dec. 31, 2020 $ / shares shares
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)			$ 0.11	$ 0.11
Warrant and right outstanding, term				10 years
Derivative liability | $			$ 0
Warrant, tranche two, exercise price (in dollars per share)	$ 9.20
Number of shares (in shares) | shares					12,300,000
Public Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)	$ 11.50		$ 11.50
Number of warrants issued (in shares) | shares		15,812,500
Number of securities called by each warrant or right (in shares) | shares	1
Conditional exercise price of warrants (in dollars per share)	$ 0.01
Redemption price (in dollars per share)	$ 0.01
Number of shares (in shares) | shares			15,813,000
Private Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)			$ 11.50
Number of warrants issued (in shares) | shares	8,325,000
Warrant holding period	30 days
Private Warrants Tranche One [Member]
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)	$ 11.50		$ 11.50
Number of warrants exercisable (in shares)	4,162,500
Number of shares (in shares) | shares			4,163,000
Private Warrants Tranche Two [Member]
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)			$ 20
Number of warrants exercisable (in shares)	4,162,500		$ 4,162,500
Trading price (in dollars per share)	20
Number of shares (in shares) | shares			4,163,000
Common Class A [Member]
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)					$ 0.01
Conditional exercise price of warrants (in dollars per share)	18.00
Redemption price (in dollars per share)	$ 18.00
Threshold consecutive trading days | Day	20
Threshold trading days | Day	30
Number of shares (in shares) | shares			1.8